Segment Reporting (Reconciliation of Segment Activity to Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Real estate investments, at cost:
Investments in real estate, net	$ 2,108,948	$ 2,053,591
Cash and cash equivalents	72,357	95,691	$ 77,264
Restricted cash	17,989	15,908
Assets held for sale	90	70,839
Derivative assets, at fair value	13	392
Straight-line rent receivable, net	23,322	21,182
Operating lease right-of-use assets	13,912	14,351
Prepaid expenses and other assets	34,932	39,707
Deferred costs, net	15,332	13,642
Total assets	2,286,895	2,325,303
Medical Office Buildings
Real estate investments, at cost:
Investments in real estate, net	883,471	891,477
Triple-net leased healthcare facilities
Real estate investments, at cost:
Investments in real estate, net	238,427	256,661
Seniors Housing Communities
Real estate investments, at cost:
Investments in real estate, net	$ 987,050	$ 905,453